Northern Lights Fund Trust III

The Teberg Fund

Incorporated herein by reference is the definitive version of the supplement for the The Teberg Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on April 29, 2016, (SEC Accession 0001580642-16-008436).